Payments, by Project - 12 months ended Dec. 31, 2023 - ARS ($) $ in Thousands		Taxes	Fees	Total Payments
Total	[1],[2]	$ 5,407,998	$ 28,367	$ 5,436,365
Doña Amalía [Member]
Total	[2]	3,162		3,162
Piedras Blancas [Member]
Total	[2]	2,260		2,260
El Salitral y Cerro Bayo [Member]
Total	[2]	5,447	14,594	20,041
Barker [Member]
Total	[2]	383,759	1,100	384,859
La Pampita y Entorno [Member]
Total	[2]	4,798,948		4,798,948
La Preferida [Member]
Total	[2]	$ 214,422	$ 12,673	$ 227,095

[1]
(1) All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2023, the official nominal exchange rate for pesos into U.S. dollars was Ps. 808.4833 per US$1.00 and as of September 24, 2024 the official nominal exchange rate for pesos into U.S. dollars was Ps. 966.7500 per US$1.00.

[2]
(1) All payments are reported in Argentine Pesos (Ps.) adjusted by inflation according to IAS 29. All payments were made in Ps. As of December 31, 2023, the official nominal exchange rate for pesos into U.S. dollars was Ps. 808.4833 per US$1.00 and as of September 24, 2024 the official nominal exchange rate for pesos into U.S. dollars was Ps. 966.7500 per US$1.00.